Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial risk management [text block] [Abstract]
Disclosure of financial assets [text block]
December 31,
2019
Level 3
USD in thousands

Linkury’s shares	2,637
Algomizer Warrants	71
Reverse earn-out	0
Conversion Right	619
Anti-dilution	289
3,616

Disclosure of fair value of financial instruments [text block]
	Linkury’s shares	Algomizer Warrants	Reverse earn out	Conversion Right	Anti-dilution	Total
	USD in thousands
Balance as of January 1, 2019	-	-	-	-	-	-
Initial recognition of financial asset	2,501	162	13	617	231	3,524
Changes in fair value recognized within profit or loss	136	(91)	(13)	2	58	92
Balance as of December 31, 2019	2,637	71	-	619	289	3,616

Disclosure of fair value measurement of liabilities [text block]
	December 31
	2019			2018
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,419	100	1,519	1,504	444	1,948
Unrecognized Day 1 loss (see note 13)	-	(60)	(60)	-	(347)	(347)
Warrants, net	1,419	40	1,459	1,504	97	1,601

Schedule of level 3 financial liabilities [table text block]
Warrants
USD in thousands
Opening balance as of January 1, 2019	97
Changes in fair value of warrants issued to investors	(57)
Closing balance as of December 31, 2019	40
Warrants
USD in thousands
Opening balance as of January 1, 2018	559
Granted (see note 13(b))	6,681
Exercised	(7,045)
Changes in fair value of warrants issued to investors	(98)
Closing balance as of December 31, 2018	97
Warrants
USD in thousands
Opening balance as of January 1, 2017	237
Granted (see note 13(b))	6,041
Exercised	(2,217)
Changes in fair value of warrants issued to investors	(3,502)
Closing balance as of December 31, 2017	559